TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
Trade payables	¥ 243,563	¥ 163,000
Government grants received with conditions	189,269	192,019
Accrued payroll and social insurance	112,414	118,413
Payables for professional services	19,646	49,413
Taxes payable and others	63,759	48,512
Total other payables, deposits received and accrued expenses	385,088	408,357
Trade and other payables, deposits received and accrued expenses measured at amortized cost	¥ 628,651	¥ 571,357